UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before
preparing Form.  Please print or type.

  1. Name and address of issuer:

      MORGAN STANLEY STRATEGIST FUND




  2. The name of each series or class of
securities for which this Form is filed
 (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not lis)X






  3. Investment Company Act File Number:811-5634



          Securities Act File Number: 33-23669


 4(a)     Last day of fiscal year for which
this Form is filed:

      JULY 31, 2001



 4(b).Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)



     Note: If the Form is being filed late,
interest must be paid on the registration fee due.


 4(c).       Check box if this is the last time the
 issuer will be filing this Form.








  5.    Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):
$786,300,993.40

(ii) Aggregate price of securities redeemed or repurchased during the fiscal
$ 491,284,736.82

 (iii)  Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
 previously used to reduce registration fees payable
to the Commission:
 $         0.00

(iv)  Total available redemption credits
[add Items 5(ii) and 5(ii $(491,284,736.82)

(v)  Net sales - if Item 5(i) is greater than
Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:
 $295,016,256.58


(vi)  Redemption credits available for use in future
 -- if Item 5(i) is less than 5(iv) [subtract Item
 5(iv) from Item 5(i)]:  0.00

(vii)  Multiplier for determining registration fee (See
Instruction C.9):x        0.00025

(viii) Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter "0" if no fee is due):
=    73,754.06

6.    Prepaid Shares:
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule
24e-2 as in effect before [effective date of rescisison of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:_______.
 If there is a number
of shares or other units that were
registered pursuant to rule 24e-2 remaining
 unsold at the end of the fiscal year
for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
here:_______.

7.    Interest due - if this Form is being
filed more than 90 days after the end of
 the issuer's fiscal year
        (see Instruction D):

    +         0.00


  8.    Total of the amount of the registration
fee due plus any interest due
[line 5(viii) plus line 7]:


      =    73,754.06


  9.    Date the registration fee and any
interest payment was sent to the Commission's lockbox depository:


  Method of Delivery:

   x      Wire Transfer
  Mail or other means



SIGNATURES


        This report has been signed below by
the following persons on behalf of the issuer and
 in the capacities
        and on the dates indicated.


        By (Signature and Title)*
              /s/ Barry Fink



        Date            October 19, 2001

 *Please print the name and title of the signin officer below the signature.